Inventories - Summary of inventories and written down of inventories (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Finished goods	R$ 560,028	R$ 457,447
Spare parts and accessories	219,831	236,347
Raw material	118,319	55,347
Warehouse and other	30,279	31,287
Fuels and lubricants	6,807	6,894
Inventories	R$ 935,264	R$ 787,322